Schedule of Investments
Thornburg Capital Management Fund	June 30, 2019 (Unaudited)

		SHARES/ PRINCIPAL AMOUNT	VALUE
SHORT-TERM INVESTMENTS — 100.0%
[a]	AbbVie, Inc., 2.440%, 7/10/2019	$22,000,000	$ 21,986,580
	Ameren Corp.,
	2.470%, 7/1/2019	4,000,000	4,000,000
	2.500%, 7/1/2019	1,500,000	1,500,000
	Ameren Illinois Co., 2.550%, 7/8/2019	15,500,000	15,492,315
	Amphenol Corp.,
[a]	2.510%, 7/1/2019	4,740,000	4,740,000
[a]	2.530%, 7/2/2019	16,260,000	16,258,857
[a]	2.530%, 7/3/2019	1,000,000	999,859
[a]	Anthem, Inc., 2.470%, 7/24/2019	21,000,000	20,966,861
[a]	Aon Corp., 2.550%, 7/8/2019	21,000,000	20,989,587
	Arizona Public Service Co.,
	1.838%, 7/1/2019	1,500,000	1,500,000
	2.460%, 7/3/2019	19,500,000	19,497,335
	Atlantic City Electric, 1.868%, 7/1/2019	21,000,000	21,000,000
	AutoZone, Inc.,
[a]	2.450%, 7/1/2019	5,608,000	5,608,000
[a]	2.450%, 7/10/2019	3,642,000	3,639,769
[a]	2.460%, 7/9/2019	4,150,000	4,147,731
[a]	2.470%, 7/2/2019	2,000,000	1,999,863
[a]	2.500%, 7/2/2019	6,600,000	6,599,542
	AVANGRID, Inc.,
[a]	2.500%, 7/2/2019	4,000,000	3,999,722
[a]	2.530%, 7/19/2019	15,000,000	14,981,025
[a]	2.560%, 7/10/2019	2,000,000	1,998,720
[a]	Avery Dennison Corp., 2.560%, 7/10/2019	22,000,000	21,985,920
	B.A.T. International Finance plc,
[a,b]	2.550%, 7/9/2019	1,000,000	999,433
[a,b]	2.600%, 7/2/2019	1,000,000	999,928
[a,b]	2.600%, 7/5/2019	20,000,000	19,994,222
	Baltimore Gas & Electric Co., 2.500%, 7/2/2019	21,000,000	20,998,542
	Bank of New York Tri-Party Repurchase Agreement 2.56% dated 6/28/2019 due 7/1/2019, repurchase price $40,008,533 collateralized by 35 U.S. Government debt securities, having an average coupon of 3.45%, a minimum credit rating of BBB-, maturity dates from 7/15/2019 to 7/1/2049, and having an aggregate market value of $43,200,000 at 6/30/2019	40,000,000	40,000,000
[a]	Bridgestone Americas, Inc., 2.330%, 7/1/2019	21,000,000	21,000,000
[a,b]	Canadian Pacific Ltd., 2.580%, 7/8/2019	20,000,000	19,989,967
[a]	CenterPoint Energy, Inc., 1.890%, 7/1/2019	21,000,000	21,000,000
	Cintas Corp.,
[a]	2.540%, 7/1/2019	10,600,000	10,600,000
[a]	2.600%, 7/3/2019	11,400,000	11,398,353
[a]	CME Group, Inc., 2.370%, 7/10/2019	21,000,000	20,987,558
[a]	Consolidated Edison, Inc., 2.530%, 7/15/2019	22,000,000	21,978,354
[a]	CVS Corp., 2.470%, 7/1/2019	22,000,000	22,000,000
[a]	Dollar General Corp., 2.500%, 7/1/2019	21,000,000	21,000,000
[a]	Dover Corp., 2.520%, 7/5/2019	22,000,000	21,993,840
	Electricite de France S.A.,
[a,b]	2.400%, 7/10/2019	1,000,000	999,370
[a,b]	2.520%, 7/10/2019	22,000,000	21,986,140
	Eni Finance USA, Inc.,
[a]	2.520%, 7/1/2019	4,740,000	4,740,000
[a]	2.600%, 7/18/2019	14,680,000	14,661,976
[a]	2.635%, 7/16/2019	1,580,000	1,578,265
	ENTERGY Corp.,
[a]	1.890%, 7/1/2019	17,100,000	17,100,000
[a]	2.560%, 7/9/2019	3,900,000	3,897,781
	Experian Finance plc,
[a,b]	2.520%, 7/15/2019	5,700,000	5,694,414
[a,b]	2.570%, 7/1/2019	4,900,000	4,900,000
[a,b]	2.580%, 7/3/2019	10,775,000	10,773,456
	Federal Agricultural Mortgage Corp. Discount Notes,
	2.290%, 7/5/2019	8,000,000	7,997,964
	2.315%, 7/3/2019	15,000,000	14,998,071
	Federal Home Loan Bank Discount Notes,
	2.050%, 7/1/2019	43,006,000	43,006,000

Schedule of Investments, Continued
Thornburg Capital Management Fund	June 30, 2019 (Unaudited)

		SHARES/ PRINCIPAL AMOUNT	VALUE
	2.200%, 7/3/2019	$ 1,694,000	$ 1,693,793
	2.220%, 7/1/2019	300,000	300,000
	2.230%, 7/10/2019	5,000,000	4,997,213
	2.260%, 7/3/2019	1,200,000	1,199,849
	2.270%, 7/10/2019	1,800,000	1,798,979
	2.320%, 7/3/2019	1,000,000	999,871
	Florida Power & Light Co.,
	2.400%, 7/16/2019	3,500,000	3,496,500
	2.460%, 7/17/2019	17,727,000	17,707,618
	General Electric Co., 2.570%, 7/17/2019	6,750,000	6,742,290
	General Mills, Inc.,
[a]	2.490%, 7/22/2019	6,790,000	6,780,138
[a]	2.500%, 7/1/2019	9,800,000	9,800,000
[a]	2.500%, 7/10/2019	5,410,000	5,406,619
[a]	Hitachi America Ltd., 1.898%, 7/1/2019	21,000,000	21,000,000
	IADB Discount Notes,
[b]	2.150%, 7/22/2019	1,023,000	1,021,717
[b]	2.240%, 7/26/2019	45,473,000	45,402,264
[b]	2.300%, 7/3/2019	4,626,000	4,625,409
[a,b]	Ingersoll-Rand Co., 2.470%, 7/1/2019	22,000,000	22,000,000
[a]	International Business Machines Corp., 2.370%, 7/8/2019	7,625,000	7,621,486
[a]	Kcp&L Greater Missouri Operations, 2.490%, 7/1/2019	21,000,000	21,000,000
	Kellogg Co.,
[a]	2.450%, 7/12/2019	13,210,000	13,200,111
[a]	2.530%, 7/2/2019	7,790,000	7,789,453
[a]	Keurig Dr Pepper, Inc., 2.550%, 7/2/2019	1,200,000	1,199,915
[a]	L’oreal USA, Inc., 2.350%, 7/2/2019	2,000,000	1,999,869
	Leggett & Platt,
[a]	2.500%, 7/16/2019	5,000,000	4,994,792
[a]	2.520%, 7/15/2019	13,300,000	13,286,966
[a]	2.620%, 7/8/2019	2,700,000	2,698,625
	Louisville Gas & Electric Co.,
[a]	2.480%, 7/8/2019	10,000,000	9,995,178
[a]	2.550%, 7/18/2019	14,000,000	13,983,142
	Marriott International, Inc.,
[a]	2.550%, 7/9/2019	1,000,000	999,433
[a]	2.580%, 7/15/2019	16,700,000	16,683,244
[a]	2.600%, 7/17/2019	5,300,000	5,293,876
	McDonald’s Corp.,
[a]	2.400%, 7/1/2019	1,000,000	1,000,000
[a]	2.410%, 7/1/2019	23,000,000	23,000,000
[a]	Mondelez International, Inc., 2.540%, 7/17/2019	23,000,000	22,974,036
	NextEra Energy Capital Holdings, Inc.,
[a]	2.520%, 7/16/2019	5,500,000	5,494,225
[a]	2.530%, 7/24/2019	9,394,000	9,378,816
[a]	2.560%, 7/17/2019	7,106,000	7,097,915
[a]	Novartis AG, 2.380%, 7/5/2019	3,250,000	3,249,141
	Peoples Gas Light & Coke Co., 2.480%, 7/8/2019	22,000,000	21,989,313
[a]	PepsiCo, Inc., 2.240%, 7/15/2019	5,233,000	5,228,441
[a]	Pinnacle West Capital Corp., 2.500%, 7/1/2019	9,500,000	9,500,000
	PPG Industries, Inc., 2.580%, 7/18/2019	1,000,000	998,782
[a]	PPL Electric Utilities Corp., 2.560%, 7/25/2019	22,000,000	21,962,453
[a]	Public Service Co. of Colorado, 2.500%, 7/2/2019	22,000,000	21,998,472
	Ryder System, Inc.,
	2.540%, 7/15/2019	1,381,000	1,379,636
	2.550%, 7/15/2019	13,000,000	12,987,108
[a]	San Diego Gas & Electric Co., 1.898%, 7/1/2019	18,000,000	18,000,000
	Snap-on, Inc.,
[a]	2.400%, 7/1/2019	1,000,000	1,000,000
[a]	2.460%, 7/11/2019	21,000,000	20,985,650
[a]	Southern California Edison Co., 2.850%, 7/1/2019	21,000,000	21,000,000
	Southern Co. Gas Capital Corp.,
[a]	2.550%, 7/17/2019	10,033,000	10,021,629
[a]	2.580%, 7/9/2019	10,967,000	10,960,712
[a]	2.590%, 7/10/2019	1,000,000	999,353

Schedule of Investments, Continued
Thornburg Capital Management Fund	June 30, 2019 (Unaudited)

		SHARES/ PRINCIPAL AMOUNT	VALUE
[a]	Stanley Works (The), 2.480%, 7/2/2019	$12,766,000	$ 12,765,121
	The Interpublic Group of Companies, Inc.,
[a]	2.530%, 7/1/2019	4,000,000	4,000,000
[a]	2.600%, 7/5/2019	2,500,000	2,499,278
	Total Fina Elf Holdings USA, Inc.,
[a,b]	2.380%, 7/8/2019	6,800,000	6,796,853
[a,b]	2.390%, 7/1/2019	1,000,000	1,000,000
	Tyson Foods, Inc.,
[a]	2.500%, 7/1/2019	2,000,000	2,000,000
[a]	2.500%, 7/5/2019	5,000,000	4,998,611
[a]	2.540%, 7/8/2019	6,135,000	6,131,970
	Union Electric Co., 2.460%, 7/1/2019	22,000,000	22,000,000
[a]	Union Pacific Corp., 2.343%, 7/9/2019	21,000,000	20,988,286
[a]	United Parcel Service, Inc., 2.050%, 7/8/2019	21,000,000	20,991,629
	United States Treasury Bill,
	1.400%, 7/5/2019	21,325,000	21,321,683
	2.070%, 7/23/2019	32,675,000	32,633,666
	2.080%, 7/9/2019	25,000,000	24,988,444
	Wec Energy Group, Inc.,
[a]	2.580%, 7/16/2019	17,000,000	16,981,725
[a]	2.600%, 7/17/2019	3,949,000	3,944,437
[a]	Western Union Co., 2.550%, 7/1/2019	10,900,000	10,900,000
[a]	Whirlpool Corp., 2.500%, 7/12/2019	21,000,000	20,983,958
	Wisconsin Public Service Corp.,
	2.430%, 7/8/2019	4,000,000	3,998,110
	2.430%, 7/9/2019	1,000,000	999,460
	2.470%, 7/22/2019	7,000,000	6,989,914
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,416,002,497)		1,416,002,497
	Total Investments — 100.0% (Cost $1,416,002,497)		$1,416,002,497
	Other Assets Less Liabilities — 0.0%		200,067
	Net Assets — 100.0%		$1,416,202,564

Footnote Legend
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2019, the aggregate value of these securities in the Fund’s portfolio was $985,740,651, representing 69.60% of the Fund’s net assets.
b	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Capital Management Fund	June 30, 2019 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Capital Management Fund (the “Fund”) is a non-diversified series of Thornburg Investment Trust (the “Trust”). The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-two separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers one class of shares of beneficial interest: Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor") to assist the Trustees to obtain market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee calculates a fair value for the obligation using an alternative method approved by the Audit Committee.
Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.
Various inputs are used in calculating valuations for Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:
Level 1: Quoted prices in active markets for identical investments.
Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit ratings, etc.).
Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).
Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are generally characterized as Level 2 within the valuation hierarchy.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Capital Management Fund	June 30, 2019 (Unaudited)

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.
Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.
The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of June 30, 2019. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:
	Fair Value Measurements at June 30, 2019
	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
Short-Term Investments	$ 1,416,002,497	$ —	$ 1,416,002,497	$ —
Total Investments in Securities	$1,416,002,497	$—	$1,416,002,497	$—
Total Assets	$1,416,002,497	$—	$1,416,002,497	$—